[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

October 10, 2008

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      The Union Central Life Insurance Company and
         Carillon Life Account, 1940 Act No. 811-09076
         Excel Performance VUL, 1933 Act No. 333-151914
         Correspondence for Registration Statement on Form N-6

Dear Ms. Samuel:

Ameritas Life Insurance Corp. provides legal and administrative services for its affiliates, including The Union Central Life Insurance Company ("Depositor" and "Union Central") and Union Central's separate accounts. We are submitting this Correspondence on behalf of Union Central and Carillon Life Account ("Registrant" and "Separate Account"). We have also enclosed a courtesy paper copy of the prospectus, red-lined and highlighted for the revisions discussed below.

The Registrant plans to request selective review of a Pre-Effective Amendment ("Amendment"), to be filed prior to the proposed effective date of December 1, 2008. Such request will be made pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of the request, the Registrant will represent as follows:

     (i) The initial Form N-6 filing for Registration Statement No. 333-151914 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 25, 2008. We received a letter dated August 21, 2008, stating that the Division's Office of Insurance Products staff had reviewed the registration statement, and providing comments. The staff reviewed Correspondence of our initial response and provided additional comments by telephone on September 26, 2008.

     (ii) In addition to the initial registration statement, discussed at (i) above, precedent to this filing is based on the following filings, both of which were discussed by telephone on September 26th:

          (a) Our response to staff comments on the initial Registration Statement submitted as Correspondence on September 17, 2008, and

          (b) The Rule 485(a) filing for Registration Statement No. 333-142483 submitted and declared effective on September 24, 2008, for the limited purpose of text found in the "Adding, Deleting, or Substituting Variable Investment Options" section of that prospectus.

     (iii) Material changes since the initial registration filing incorporate revisions in response to staff comments, as documented in the Correspondence and related filing identified at (ii), above.

     (iv) Audited financial statements and updated Exhibits will be included with the pre-effective amendment filing.

Changes since the initial registration, including revisions submitted by Correspondence on September 17, 2008, are redlined on the draft Word prospectus enclosed. Revisions since the Correspondence filing, including changes based on your comments of September 26th, are shown in bold, below, and highlighted in the paper documents, for added emphasis. All revisions are summarized as follows, using numbering of your initial comment letter as a guide:

1. Policy Summary. We revised the Policy Summary section of the prospectus to discuss more completely the risks identified in Form N-6 Item 2(b). (Pages 3-5) We further modified Policy Summary text in response to your additional comments received September 26th. (Pages 3-4)

2. Fee Table. After re-confirming underlying portfolio data with the fund companies, we corrected the portfolio expense chart for acquired fund fees and footnotes previously not provided by the fund companies, changes in fund and portfolio names, and replacement of one underlying portfolio with another (as a substitution by the fund). We added a note regarding acquired fund fees to the expense chart. (Pages 9-12) We also updated the underlying portfolio objectives chart for changes in fund and portfolio names, as well as a change in reference to a subadviser. (Pages 15-16) One investment option was replaced by another, so we revised the charts on Pages 9-10 and 15-16.

3. Adding, Deleting, or Substituting Variable Investment Options. We revised the prospectus consistent with text in the Rule 485(a) filing referenced at
     (ii) (b), above, removing the default to the money market subaccount when a portfolio is eliminated or if the value in a subaccount falls below $100. (Pages 16 and 18)

4. Transfer Rules. We revised the Transfer Rules to include the complete statement that: "Transfers will be processed on the Business Day they are received by our Trading Unit before close of the New York Stock Exchange (usually 3:00 p.m. Central Time)." (Page 17)

5. Disruptive Trading Procedures. This item was resolved by telephone on September 4th, with no revisions to the prospectus necessary.

6. Allocating Premiums. We revised text to clarify that a postponement of crediting payment made by personal check would apply only to initial premium. (Page 22) Also, after comments on September 26th, we revised text to clarify that the Account Value transferred pursuant to Policy Owner allocation instructions on the Right to Examine Transfer Date will include any performance results. (Page 23)

7. Suicide. We deleted the last sentence in this section in response to your comment. (Page 25)

8. Beneficiary. You initially commented that we should define "common disaster." After our September 26th discussion regarding the use of this term in the product's Policy form, it was determined that we should match prospectus text to the Policy language. (Page 26) Therefore, no revision was made to the prospectus.

9. Minor Owner or Beneficiary. We removed the parenthetical reference to state specific provisions. The Policy forms do not differentiate regarding whether or not a beneficiary is a minor. (Page 27)

10. "Free Look" Rights. Your initial comment was (a) that we should identify material state variations; (b) that we should add that the policy must be returned by the date the "free look" right expires; and (c) that we should indicate that we will return the greater of account value or premiums paid minus Policy Debt and partial withdrawals. We revised the heading of this section to read "Right to

     Examine" Period, to be consistent with Policy language, which we filed in the Sate of New York. We also added that the Policy should be returned by the date the right to examine period expires. (Page 27) On September 26th, your further comments regarding item (c), were that (i) while state laws and regulations may require return of premium, they do not say that we cannot give back more than that amount, and (ii) while our position that Rule 6e-3(T)(b)(13)(viii)(A) does not require that the insurance company return the greater of account value or premiums (minus debt and withdrawals) has some merit, it is not a clear issue regarding insurance law. You stated that while the Commission does not necessarily agree with our position on item (c), you will not ask us to further revise this section.

11. State Specific Policy - Union Central / Carillon Life Account. Since this product will initially be offered only in the State of New York, we revised and deleted text on pages 1, 3, 12, 13, 25, 27, and 37 to be consistent with New York requirements and not reference other states.

12. Financial Statements, Exhibits, and Other Information. We have referenced the auditors and public accountants in the updated Statement of Additional information and will include audited Ameritas and Separate Account financial statements for the periods ending December 31, 2007 in the pre-effective amendment. We also will include or reference all exhibits for this product, as listed in Part C, attached. Exhibits planned for filing with the pre-effective amendment are listed on the Exhibit Index, which follows the signature page in the attachments to this Correspondence filing. Although we are not providing red-line of revisions to the Cover Page, Part C and Exhibits List, revisions related to this comment are highlighted in the attached documents.

Changes made and reported in our earlier Correspondence filing included correcting the reinstatement age (Page 26) and adding disclosure to the Distribution of the Policy section regarding payments made in 2007 (Page 36). Other minor corrections to capitalize defined terms were made on Pages 13, 26, 30, 31, and 34.

We plan to formally ask that the effective date of this registration be accelerated to December 1, 2008 by separate letter, or as part of the pre-effective amendment filing.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel



Attachment/Enclosure